UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Time charter and voyage revenues	$ 346,938	$ 280,661	$ 656,460	$ 517,278
Time charter and voyage expenses	(41,956)	(21,718)	(81,719)	(38,861)
Direct vessel expenses	(17,764)	(12,920)	(32,204)	(24,113)
Vessel operating expenses (entirely through related parties transactions)	(82,550)	(73,989)	(165,766)	(147,161)
General and administrative expenses	(20,536)	(14,170)	(40,035)	(28,086)
Depreciation and amortization of intangible assets	(54,037)	(41,684)	(108,255)	(84,550)
Amortization of unfavorable lease terms	5,322	17,587	12,910	39,426
Gain on sale of vessels, net	10,151	0	43,601	0
Interest expense and finance cost, net	(33,330)	(14,522)	(68,854)	(27,749)
Interest income	2,483	22	4,100	24
Other expense, net	(2,413)	(1,107)	(8,765)	(2,383)
Net income	112,308	118,160	211,473	203,825

Common Unitholders	110,062	115,797	207,245	199,749
General Partner	$ 2,246	$ 2,363	$ 4,228	$ 4,076
Earnings per unit (see Note 13):
Earnings per common unit, basic	$ 3.65	$ 3.84	$ 6.87	$ 6.62
Earnings per common unit, diluted	$ 3.65	$ 3.83	$ 6.87	$ 6.61